UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Colden Capital Management LLC

Address:  230 Park Avenue, 7th Floor
          New York, New York  10169



13F File Number: 28-06371

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin McLaughlin
Title:  Chief Financial Officer
Phone:  (212) 499-2550


Signature, Place and Date of Signing:


/s/ Kevin McLaughlin             New York, N.Y.                 11/13/02
--------------------           ------------------------        ----------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:   $77,545
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                              COLUMN  2  COLUMN 3   COLUMN 4    COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8

                                      TITLE OF              VALUE     SHRS OR SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                        CLASS     CUSIP       (X$1000)  PRN AMT PRN  CALL  DICRETN  MGRS    SOLE    SHARED  NONE
--------------                        -----     -----       --------  ------- ----  ----  -------  ----    ----    ------  ----

American Water Works Company, Inc.    Common    030411102    1,340     30,000 SH         Sole              30,000  0      0
Amgen Inc.                            Common    031162100    3,372     80,855 SH         Sole              80,855  0      0
AT&T Corp.                            Common    001957109      750    100,000 SH   Put   Sole             100,000  0      0
AT&T Latin America Corp.              Common    04649A106       54     75,000 SH         Sole              75,000  0      0
Cendant Corporation                   Common    151313103      500     50,000 SH   Put   Sole              50,000  0      0
CIGNA Corporation                     Common    125509109      650     10,000 SH   Put   Sole              10,000  0      0
Citigroup Inc.                        Common    172967101    1,820     56,000 SH   Call  Sole              56,000  0      0
Comcast Corporation                   Common    200300101    2,000     50,000 SH   Put   Sole              50,000  0      0
Comcast Corporation                   Common    200300101    1,067     50,000 SH         Sole              50,000  0      0
Dole Food Company, Inc.               Common    256605106    1,500     50,000 SH   Call  Sole              50,000  0      0
Dreyer's Grand Ice Cream, Inc.        Common    261878102    3,856     55,200 SH         Sole              55,200  0      0
eBay Inc.                             Common    278642103    1,542     29,200 SH         Sole              29,200  0      0
Golden State Bancorp Inc.             Common    381197102    7,434    230,000 SH         Sole             230,000  0      0
Howell Corporation                    Common    443051107      575     28,000 SH         Sole              28,000  0      0
Monsanto Company                      Common    61166W101      536     35,036 SH         Sole              35,036  0      0
NorthPoint Communications Group, Inc. Common    666610100        -     50,000 SH         Sole              50,000  0      0
Northrop Grumman Corporation          Common    666807102    1,000     10,000 SH   Put   Sole              10,000  0      0
Northrop Grumman Corporation          Common    666807102    1,100     10,000 SH   Put   Sole              10,000  0      0
Northrop Grumman Corporation          Common    666807102    5,500     50,000 SH   Put   Sole              50,000  0      0
Northrop Grumman Corporation          Common    666807102    1,150     10,000 SH   Put   Sole              10,000  0      0
Northrop Grumman Corporation          Common    666807102    5,750     50,000 SH   Put   Sole              50,000  0      0
Northrop Grumman Corporation          Common    666807102    1,250     10,000 SH   Call  Sole              10,000  0      0
Northrop Grumman Corporation          Common    666807102    1,300     10,000 SH   Call  Sole              10,000  0      0
P&O Princess Cruises plc              ADR       693070104    1,136     40,000 SH         Sole              40,000  0      0
Pfizer Inc.                           Common    717081103      813     25,000 SH   Call  Sole              25,000  0      0
Pharmacia Corporation                 Common    71713U102    9,720    250,000 SH         Sole             250,000  0      0
TRW Inc.                              Common    872649108    6,975    155,000 SH   Put   Sole             155,000  0      0
TRW Inc.                              Common    872649108   14,855    253,718 SH         Sole             253,718  0      0

                                                            77,545




03164.0001 #363408